32. RELATED PARTY TRANSACTIONS (Details 3) - Related parties [Member] - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Number Of Investments		8
Light [Member]
Disclosure of transactions between related parties [line items]
Type		Promissory Note
Annual contractual conditions		CDI + 3.50%
Maturity		Jan. 22, 2019
Number Of Investments		3
ETAU [Member]
Disclosure of transactions between related parties [line items]
Type		Debentures
Annual contractual conditions		108.00% of CDI
Maturity		Dec. 01, 2019
Number Of Investments		5